Offerings - Offering: 1	May 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, Euro0.59 par value per share
Amount Registered | shares	157,057,636
Maximum Aggregate Offering Price	$ 3,452,822,537.03
Fee Rate	0.01531%
Amount of Registration Fee	$ 528,627.14
Rule 457(f)	true
Amount of Securities Received | shares	148,531,688
Value of Securities Received, Per Share | $ / shares	49.16
Cash Consideration Paid	$ 3,848,995,245.05
Offering Note
1
The amount registered represents the estimated maximum number of ordinary shares, par value €0.59 per share (the “James Hardie Ordinary Shares”), of James Hardie Industries plc (the “Registrant”) to be issued upon the completion of the merger (the “Merger”) and other transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 23, 2025, by and among the Registrant, Juno Merger Sub Inc., a Delaware corporation and an indirect wholly owned subsidiary of the Registrant, and The AZEK Company Inc., a Delaware corporation (“AZEK”), and is estimated as the sum of (1) the product of (a) the exchange ratio in the Merger Agreement of 1.0340 and (b) 145,519,669, an estimate of the maximum number of shares of class A common stock, par value $0.001, of AZEK (“AZEK Common Stock”) issued and outstanding or issuable or expected to be exchanged (including in respect of AZEK restricted stock units and performance-based restricted stock units, but excluding in respect of AZEK stock options) in connection with the Merger, and (2) the product of (a) 2.188, an estimate of the Equity Award Exchange Ratio (as defined in the Merger Agreement) and (b) 3,012,019, an estimate of the maximum number of shares of AZEK Common Stock issuable in respect of AZEK stock options outstanding immediately prior to the completion of the Merger.

The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated pursuant to Rule 457(c), Rule 457(f)(1) and Rule 457(f)(3) under the Securities Act. Such amount was calculated as (1) the product of (a) $49.16, the average of the high and low prices per share of AZEK Common Stock as of April 30, 2025, which is within five business days prior to the filing of this Registration Statement on Form F-4, and (b) 148,531,688, the estimated maximum number of shares of AZEK Common Stock issued and outstanding or issuable or expected to be exchanged (including in respect of AZEK restricted stock units, AZEK performance-based restricted stock units and AZEK stock options) in connection with the Merger, minus (2) $3,848,995,245.05, which is the maximum aggregate amount of cash consideration estimated to be paid by the Registrant in connection with the merger.